Cash and Cash Equivalents - Reconciliation to the statement of cash flows (Details) - CLP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and due from banks:
Cash	[1]	$ 889,911	$ 624,862
Current account with the Central Bank	[1]	178,429	121,807
Deposits in other domestic banks		75,651	26,698
Deposits abroad		1,248,175	106,714
Subtotal - Cash and due from banks		2,392,166	880,081
Transactions in the course of collection		232,551	244,758
Highly liquid financial instruments	[2]	371,063	83,807
Repurchase agreements		114,466	72,632
Total cash and cash equivalents		3,110,246	1,281,278	$ 1,438,398	$ 1,655,210
Highly liquid financial instruments:
Financial Assets Held-for-trading		371,063	83,807
Total	[2]	$ 371,063	$ 83,807

[1]	Amounts in cash and Central Bank deposits are mandatory reserve deposits for which the Bank must maintain a minimum specified monthly average balance.
[2]	It corresponds to negotiation instruments and investment instruments, whose terms do not exceed three months from the date of acquisition.